INCOME TAXES - Provision for taxes (Details) - SL BIO LTD - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INCOME TAXES
Deferred tax	$ (4)	$ 57,635
Income tax (credit) expense	$ (4)	$ 57,635